UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2005

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Whiteford Advisors, LLC
Address:    1010 Franklin Avenue, Suite 303
            Garden City, NY 11530
            (516) 747-5420

Form 13F File Number:    28-10691

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Anthony M. Gallo, Jr.
Title:    Chief Financial Officer
Phone:    (516) 747-5420

Signature, Place, and Date of Signing:

    /s/ Anthony M. Gallo, Jr.         Garden City, NY            08/10/05
    _________________________     _______________________     ______________
          [Signature]                  [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       42

Form 13F Information Table Value Total:       $140,215 (thousands)

List of Other Included Managers:              NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2   COLUMN 3   COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
--------                        --------  ----------  ---------  -----------------------  --------  -------- -----------------------
                                                                                                                      VOTING
                                                                   SHRS                                             AUTHORITY
                                  TITLE                  VALUE      OR              PUT/  INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                  OF CLASS     CUSIP     (X$1000)   PRN AMT  SH/PRN   CALL  DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                  --------  -----------  --------  --------  -------- ----  ---------- -------- ---------  ------ ----

Advance Auto Parts Inc          COM        00751Y106    3,228     50,000    SH             SOLE                50,000
American Eagle Outfitters       COM        02553E106    1,532     50,000    SH             SOLE                50,000
Applebees Intl Inc              COM        037899101    1,589     60,000    SH             SOLE                60,000
Best Buy Inc                    COM        086516101    2,000      1,000             CALL  SOLE
Blockbuster Inc.                CL A       093679108    3,192    350,000    SH             SOLE               350,000
Capital One Finl Corp           COM        14040H105    6,001     75,000    SH             SOLE                75,000
Comcast Corp New                CL A       20030N101    4,601    150,000    SH             SOLE               150,000
CVS Corp                        COM        126650100    5,233    180,000    SH             SOLE               180,000
Darden Restaurants Inc          COM        237194105    4,617    140,000    SH             SOLE               140,000
Family Dlr Stores Inc           COM        307000109    1,840     70,500    SH             SOLE                70,500
Gap Inc Del                     COM        364760108    3,950    200,000    SH             SOLE               200,000
Great Atlantic & Pac Tea Inc    COM        390064103    1,453     50,000    SH             SOLE                50,000
Harrahs Entmt Inc               COM        413619107      165      1,000             CALL  SOLE
Hilton Hotels Corp              COM        432848109    7,155    300,000    SH             SOLE               300,000
Home Depot Inc                  COM        437076102    3,890    100,000    SH             SOLE               100,000
Kohls Corp                      COM        500255104    6,989    125,000    SH             SOLE               125,000
Kroger Co                       COM        501044101    3,806    200,000    SH             SOLE               200,000
La Quinta Corp                  PAIRED CTF 50419U202    1,726    185,000    SH             SOLE               185,000
Lions Gate Entmnt Corp          COM NEW    535919203    1,796    175,000    SH             SOLE               175,000
McDonalds Corp                  COM        580135101    4,856    175,000    SH             SOLE               175,000
News Corp Ltd                   SP ADR PFD 652487802    4,485    275,000    SH             SOLE               275,000
Pacific Sunwear Calif Inc       COM        694873100    4,023    175,000    SH             SOLE               175,000
Pathmark Stores Inc New         COM        70322A101      876    100,000    SH             SOLE               100,000
Payless Shoesource Inc          COM        704379106    2,880    150,000    SH             SOLE               150,000
Radio One Inc Cl D              CL D NON   75040P405    3,193    250,000    SH             SOLE               250,000
                                 VTG
Revlon Inc                      CL A       761525500    1,765    575,000    SH             SOLE               575,000
Rite Aid Corp                   COM        767754104    1,672    400,000    SH             SOLE               400,000
Royal Caribbean Cruises Ltd     COM        V7780t103    6,045    125,000    SH             SOLE               125,000
Safeway Inc                     COM NEW    786514208    3,953    175,000    SH             SOLE               175,000
Saks Inc                        COM        79377W108    2,846    150,000    SH             SOLE               150,000
Spanish Broadcasting Sys Inc    CL A       846425882    3,497    350,000    SH             SOLE               350,000
Stage Stores Inc                COM NEW    85254C305    2,180     50,000    SH             SOLE                50,000
Staples Inc                     COM        855030102    4,258    200,000    SH             SOLE               200,000
Tiffany & Co New                COM        886547108    2,293     70,000    SH             SOLE                70,000
Tiffany & Co New                COM        886547108      221        690             CALL  SOLE
Time Warner Inc                 COM        887317105    6,684    400,000    SH             SOLE               400,000
Toys R Us Inc                   COM        892335100    2,648    100,000    SH             SOLE               100,000
Viacom Inc                      CL B       925524308    6,404    200,000    SH             SOLE               200,000
Warnaco Group Inc               COM NEW    934390402    2,325    100,000    SH             SOLE               100,000
Wet Seal Inc                    CL A       961840105    2,309    339,000    SH             SOLE               339,000
Wild Oats Markets Inc           COM        96808B107    3,435    300,000    SH             SOLE               300,000
Yum Brands Inc                  COM        988498101    2,604     50,000    SH             SOLE                50,000
